Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details)
€ in Millions, $ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [Line Items]
Net income attributable to non-controlling interests	€ 26	€ 53	€ 113
Fair value remeasurement of contingent consideration	(26)	(17)	27
Restructuring costs and similar items	(547)	(792)	(1,336)
Other gains and losses, and litigation	(73)	(142)	(370)
Operating income	4,322	3,829	10,656
Financial expenses	(370)	(189)	(440)
Financial income	286	34	206
Income before tax and investments accounted for using the equity method	4,238	3,674	10,422
Impairment loss on other intangible assets	15	87	(454)
Immuno Oncology Collaboration Agreement | Regeneron Pharmaceuticals, Inc
Disclosure of operating segments [Line Items]
Upfront payments | $				$ 900
Regular milestone payments | $				$ 100
Eloctate
Disclosure of operating segments [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill, reversal amount			2,154
Other intangible assets | SAR44425
Disclosure of operating segments [Line Items]
Impairment loss on other intangible assets			1,586
Operating segments
Disclosure of operating segments [Line Items]
Business operating income	6,059	5,818	13,040
Material reconciling items
Disclosure of operating segments [Line Items]
Share of profit/(loss) from investments accounted for using the equity method	(55)	(55)	(88)
Net income attributable to non-controlling interests	19	17	33
Amortization and impairment of intangible assets	(1,050)	(997)	(1,599)
Fair value remeasurement of contingent consideration	(26)	(17)	27
Expense arising from the impact of acquisitions on inventories	(5)	(3)	(3)
Restructuring costs and similar items	(547)	(792)	(1,336)
Other gains and losses, and litigation	(73)	(142)	(370)
Income from out-licensing	€ 0	€ 0	€ 952